Financial Information for Subsidiary and Guarantor Parent - Narrative (Details) - Allegheny Ludlum 6.95% Debentures due 2025 [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Debt instrument carrying amount	$ 150.0	$ 150.0
Debt instrument interest rate stated percentage	6.95%	6.95%